Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	€ 14,614	€ 79,263
Charging [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	9,804	76,550
Commercial and Industrial [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	103	1,043
Service [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	4,623	1,581
Other [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	€ 85	€ 88